STOCKHOLDER'S EQUITY (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding balance at beginning	47,453,227	46,201,477	48,164,543
Granted	7,458,085	1,251,750	2,470,267
Exercised/Cancelled	(25,781,243)		(4,433,333)
Outstanding balance at ending	29,130,069	47,453,227	46,201,477
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Weighted Average Exercise Price [Roll Forward]
Beginning Balance Outstanding	$ 0.08	$ 0.11	$ 0.11
Granted	0.15	0.09	0.14
Exercised/Cancelled	0.06		0.05
Ending Balance Outstanding	$ 0.12	$ 0.08	$ 0.11
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Weighted Average Remaining Life [Roll Forward]
Beginning Balance Outstanding	1 year 4 months 24 days	2 years 10 months 25 days	2 years 9 months 18 days
Granted	2 years	5 years	5 years
Exercised/Cancelled	9 months 18 days
Ending Balance Outstanding	1 year 7 months 6 days	1 year 10 months 25 days	2 years 10 months 25 days